Concentration Risk - Schedule of Concentration Risk (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		19.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	20.00%		18.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	16.00%		10.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	13.00%			14.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			13.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	17.00%			11.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]		12.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		16.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		14.00%

[1]	represent percentage less than 10%